Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables, Net	Composition:
	As of December 31,
	2025	2024
Current:
Open balances	724	1,105
Unbilled	462	516
	1,186	1,621

Non-current:
Unbilled	452	804
	452	804